Income Taxes - Reconciliation of income tax rate to effective tax rate (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Income tax benefit at statutory rate (21.0%)				$ (6,066,983)
Change in fair value of warrant liability				5,814,900
Offering costs				219,683
Change in valuation allowance on deferred tax asset				32,400
Income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0	$ 0
Statutory rate				21.00%
Effective tax rate	21.00%	21.00%	21.00%	0.00%	21.00%